Marketable Securities (Q3)	9 Months Ended
Sep. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
6. Marketable Securities
The following table summarizes the Company’s marketable securities financial assets that are measured at fair value on a recurring basis:

	As of September 30, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash equivalents(1)
Level 1:
Overnight repurchase agreements(2)	$28,272	$—	$—	$28,272
Money market funds	773	—	—	773
U.S. Treasury Bills	18,606	—	—	18,606
Level 1 total	$47,651	$—	$—	$47,651
Marketable securities
Level 2:
Corporate bonds	13,980	62	(38)	14,004
U.S. Treasury securities	11,981	52	(4)	12,029
Level 2 total	25,961	114	(42)	26,033
Total	$73,612	$114	$(42)	$73,684

	As of December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash equivalents(1)
Level 1:
Money market funds	$109	$—	$—	$109
Marketable securities
Level 2:
Corporate bonds	7,742	6	(125)	7,623
U.S. Treasury securities	2,226	6	(4)	2,228
Level 2 total	9,968	12	(129)	9,851
Total	$10,077	$12	$(129)	$9,960

(1)	Included in cash and cash equivalents in the Consolidated Balance Sheets at September 30, 2023 and December 31, 2022.
(2)
Cash equivalents as of September 30, 2023 included U.S. Treasury Bills with an initial maturity of 3 months or less and overnight repurchase agreements in which cash from the Company's main operating checking account is invested overnight in highly liquid, short-term investments sponsored by a large financial institution. The company had no such investments as of December 31, 2022.

The Company uses quoted prices in active markets for identical assets to determine the fair value of its Level 1 investments. The fair value of the Company’s Level 2 investments is determined using pricing based on quoted market prices or alternative market observable inputs.
The fair value of the Company’s marketable securities as of September 30, 2023, by remaining contractual maturities, were as follows:

	Corporate Bonds	U.S. Treasuries	Total
Due in one year or less	$4,805	$8,385	$13,190
Due in one to five years	9,199	3,644	12,843
Total	$14,004	$12,029	$26,033